Related Party Transactions (Details)					3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 13, 2024 USD ($) m²	Jun. 13, 2024 ILS (₪) m²	Dec. 25, 2023 USD ($)	Dec. 25, 2023 ILS (₪)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 ILS (₪)	Jul. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture							50.00%	50.00%
Incurred research and development expenses					$ 723,048	$ 345,883	$ 1,636,343		$ 896,317	$ 1,382,808	$ 1,544,229	$ 3,080,991
Owed to the company					$ 174,043		174,043			$ 131,839	136,002
Rent amount	$ 3,400	₪ 12,500	$ 6,500	₪ 23,300			$ 3,400	₪ 12,500
Borrowing rate	10.00%	10.00%	10.00%	10.00%	10.00%		10.00%
Top of Range [Member]
Related Party Transactions [Line Items]
Area of square meters (in Square Meters) | m²	386	386
Bottom of Range [Member]
Related Party Transactions [Line Items]
Area of square meters (in Square Meters) | m²	193	193
SciSparc Ltd [Member]
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture							50.00%	50.00%		50.00%
Incurred research and development expenses					$ 39,270	$ 4,080	$ 85,779		$ 26,888	$ 50,319	$ 141,409	$ 194,205